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                [NATIONAL INTEGRITY LIFE INSURANCE COMPANY LETTERHEAD]




May 6, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Separate Account I of National Integrity Life Insurance Company ("Registrant") Rule 497(e) Filing of Financial Statements
     Registration No. 33-8905


Pursuant to Rule 497(e) under the Securities Act of 1933, we have filed updated financial statements which have been provided to policyholders of the Registrant's GrandMaster product. Registrant is no longer issuing the product, and in accordance with a no-action position of the Securities and Exchange Commission, the prospectus has been "evergreened."

Sincerely,

/s/Cara M. Page

Cara M. Page
Paralegal